Vessel Revenue, net and Voyage Expenses, Net Trade Accounts Receivable Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Abstract]
Accounts receivable trade	$ 252	$ 779
Deferred revenue	486	1,027
Spot Charters [Member]
Disaggregation of Revenue [Abstract]
Accounts receivable trade	0	2
Time Charters [Member]
Disaggregation of Revenue [Abstract]
Accounts receivable trade	252	$ 777
Deferred revenue treated as lease modification	$ 41